The balance of the derivative warrant liabilities (level 3) is as follows: (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share capital and reserves
Number of warrants balance at beginning	5,127,076	1,555,317
Number of warrants balance at ending	10,127,076	5,127,076
Derivative Warrants Liabilities [Member]
Share capital and reserves
Number of warrants balance at beginning	4,597,332
[custom:WarrantIssue]	5,093,593	5,358,000
Warrants exercised		(425,900)
Fair value adjustment	(4,470,276)	(3,299,768)
Fair value reclassified to reserves		(4,460,000)
Warrants issued		7,425,000
Number of warrants balance at ending	5,220,649	4,597,332